UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New Markets Income Fund

March 31, 2010

1.799864.106

NMI-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.5%
		Principal Amount (i)	Value
Argentina - 0.2%
City of Buenos Aires 12.5% 4/6/15 (d)		$ 7,865,000	$ 8,159,938
Australia - 0.0%
Leighton Finance International 7.875% 5/16/11		1,570,000	1,589,625
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		7,634,000	7,748,510
Bermuda - 0.8%
AES China Generating Co. Ltd. 8.25% 6/26/10		3,457,000	3,232,295
Central European Media Enterprises Ltd.:
2.616% 5/15/14 (Reg. S) (e)	EUR	10,725,000	12,023,594
11.625% 9/15/16 (Reg. S)	EUR	3,120,000	4,593,461
Noble Group Ltd.:
6.75% 1/29/20 (d)		3,920,000	4,047,400
8.5% 5/30/13 (Reg. S)		1,570,000	1,758,400
TOTAL BERMUDA			25,655,150
Brazil - 2.5%
Banco Cruzeiro Do Sul SA 8.5% 2/20/15 (d)		7,885,000	8,279,250
Banco do Brasil SA 4.5% 1/22/15 (d)		7,745,000	7,919,263
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (d)		15,490,000	15,373,825
Banco Votorantim SA 7.375% 1/21/20 (d)		5,805,000	6,019,785
BFF International Ltd. 7.25% 1/28/20 (d)		9,295,000	9,387,950
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (d)		3,490,000	3,804,100
Net Servicos de Comunicacao SA 7.5% 1/27/20 (d)		26,210,000	27,651,550
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (d)		4,725,000	4,795,875
TOTAL BRAZIL			83,231,598
British Virgin Islands - 0.0%
Road King Infrastructure Finance 2004 Ltd. 6.25% 7/15/11		1,585,000	1,569,150
Cayman Islands - 2.6%
Agile Property Holdings Ltd. 9% 9/22/13 (Reg. S)		1,570,000	1,660,275
Banco Bradesco SA 4.1% 3/23/15 (d)		12,195,000	12,115,733
CSN Islands XI Corp. 6.875% 9/21/19 (d)		15,358,000	16,049,110
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		3,890,000	4,536,355
Lumena Resources Corp. 12% 10/27/14 (d)		1,570,000	1,413,000
Odebrecht Finance Ltd.:
7% 4/21/20 (d)		10,790,000	11,221,600
9.625% 4/9/14 (d)		6,230,000	7,351,400
Nonconvertible Bonds - continued
		Principal Amount (i)	Value
Cayman Islands - continued
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		$ 13,205,000	$ 13,528,404
TDIC Finance Ltd. 6.5% 7/2/14 (d)		11,840,000	12,639,200
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (d)		7,015,000	7,015,000
TOTAL CAYMAN ISLANDS			87,530,077
Colombia - 0.2%
Empresas Publicas de Medellin 7.625% 7/29/19 (d)		6,460,000	7,157,680
Dominican Republic - 0.2%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (d)		6,235,000	5,787,327
Egypt - 0.4%
African Export-Import Bank 8.75% 11/13/14		11,630,000	12,822,075
Indonesia - 0.5%
Adaro Indonesia PT 7.625% 10/22/19 (d)		9,235,000	9,627,488
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(d)		4,420,000	0
0% 7/5/01 (Reg. S) (b)		1,335,000	0
BLT Finance BV 7.5% 5/15/14 (Reg. S)		1,575,000	1,181,968
Listrindo Capital BV 9.25% 1/29/15 (d)		3,875,000	4,185,000
TOTAL INDONESIA			14,994,456
Ireland - 0.5%
Vimpel Communications 9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)		13,375,000	15,097,031
Korea (South) - 1.8%
Export-Import Bank of Korea 8.125% 1/21/14		6,795,000	7,833,956
Hyundai Capital Services, Inc. 6% 5/5/15 (d)		7,825,000	8,267,113
Industrial Bank of Korea 7.125% 4/23/14 (d)		6,875,000	7,654,625
Korea Development Bank 4.375% 8/10/15		7,850,000	7,930,855
Korea Expressway Corp. 4.5% 3/23/15 (d)		7,860,000	7,997,550
POSCO 8.75% 3/26/14 (d)		6,660,000	7,836,156
SK Broadband Co., Ltd. 7% 2/1/12 (d)		7,450,000	7,859,750
Woori Bank 7% 2/2/15 (d)		3,565,000	3,944,673
TOTAL KOREA (SOUTH)			59,324,678
Luxembourg - 4.0%
ArcelorMittal SA 9% 2/15/15		3,800,000	4,538,439
Millicom International Cellular SA 10% 12/1/13		10,835,000	11,241,313
Nonconvertible Bonds - continued
		Principal Amount (i)	Value
Luxembourg - continued
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		$ 7,330,000	$ 7,604,875
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		2,980,000	3,061,950
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		5,450,000	5,899,625
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		4,470,000	4,844,363
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		6,775,000	7,604,938
RSHB Capital SA 9% 6/11/14 (d)		6,650,000	7,664,125
TNK-BP Finance SA:
6.25% 2/2/15 (d)		3,610,000	3,790,500
7.5% 3/13/13 (d)		13,775,000	14,894,219
7.875% 3/13/18 (Reg. S)		13,945,000	15,269,775
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)		15,675,000	16,987,781
VTB Capital SA 6.465% 3/4/15 (d)		30,740,000	31,277,950
TOTAL LUXEMBOURG			134,679,853
Mexico - 1.8%
Alestra SA de RL de CV 11.75% 8/11/14		9,105,000	10,300,031
America Movil SAB de CV:
3.625% 3/30/15 (d)		11,452,000	11,490,857
6.125% 3/30/40 (d)		15,160,000	14,814,200
Grupo Papelero Scribe SA 8.875% 4/7/20 (d)		11,185,000	11,198,981
Petroleos Mexicanos 6% 3/5/20 (d)		9,030,000	9,323,475
Vitro SAB de CV 9.125% 2/1/17 (b)		3,455,000	1,572,025
TOTAL MEXICO			58,699,569
Netherlands - 4.9%
Arcos Dorados BV 7.5% 10/1/19 (d)		3,710,000	3,849,125
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	5,100,000	688,857
Indosat Finance Co. BV 7.75% 11/5/10		3,860,000	3,966,150
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		6,299,000	6,456,475
6.875% 11/4/11 (Reg. S)		4,825,000	5,090,375
Kazakhstan Temir Zholy Finance BV 6.5% 5/11/11		7,745,000	7,899,900
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (d)		12,835,000	14,423,331
Nonconvertible Bonds - continued
		Principal Amount (i)	Value
Netherlands - continued
KazMunaiGaz Finance Sub BV: - continued
9.125% 7/2/18 (d)		$ 18,245,000	$ 22,076,450
11.75% 1/23/15 (d)		15,750,000	20,258,438
Lippo Karawaci Finance BV 8.875% 3/9/11		1,540,000	1,574,650
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		7,150,000	7,614,750
7.75% 10/17/16 (Reg. S)		7,125,000	7,811,138
7.75% 1/20/20 (d)		13,965,000	15,152,025
7.875% 6/29/37 (Reg. S)		18,370,000	19,012,950
8% 8/7/19 (d)		6,895,000	7,576,226
Matahari International Finance Co. BV 10.75% 8/7/12		12,335,000	12,797,563
Paiton Energy Funding BV 9.34% 2/15/14 (Reg. S)		1,519,000	1,568,368
PT Indosat International Finance Co. BV 7.125% 6/22/12 (d)		6,080,000	6,277,600
TOTAL NETHERLANDS			164,094,371
Peru - 0.1%
CFG Investment SAC 9.25% 12/19/13 (Reg. S)		1,575,000	1,641,938
Philippines - 0.9%
National Power Corp. 6.875% 11/2/16 (d)		13,935,000	15,119,475
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (d)		14,705,000	15,513,775
TOTAL PHILIPPINES			30,633,250
Qatar - 0.2%
Qtel International Finance Ltd. 6.5% 6/10/14 (d)		6,565,000	7,168,980
Singapore - 0.2%
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		7,460,000	7,693,498
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (d)		8,035,000	9,212,128
Ukraine - 0.5%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		17,615,000	18,319,600
United Arab Emirates - 0.5%
Dolphin Energy Ltd. 5.888% 6/15/19 (d)		14,998,500	15,448,455
United Kingdom - 0.5%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		17,486,000	17,376,713
United States of America - 1.8%
Drummond Co., Inc. 9% 10/15/14 (d)		4,225,000	4,394,000
Nonconvertible Bonds - continued
		Principal Amount (i)	Value
United States of America - continued
Gerdau Holdings, Inc. 7% 1/20/20 (d)		$ 7,805,000	$ 8,222,568
NII Capital Corp.:
8.875% 12/15/19 (d)		7,765,000	8,056,188
10% 8/15/16 (d)		7,840,000	8,584,800
Pemex Project Funding Master Trust 8.625% 2/1/22		26,332,000	31,203,420
TOTAL UNITED STATES OF AMERICA			60,460,976
Venezuela - 0.9%
Petroleos de Venezuela SA:
5.25% 4/12/17		25,973,000	16,298,058
5.375% 4/12/27		27,885,000	14,360,775
TOTAL VENEZUELA			30,658,833
TOTAL NONCONVERTIBLE BONDS (Cost $847,350,679)			886,755,459
Government Obligations - 69.5%

Argentina - 3.8%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		38,803,679	29,102,759
par 2.5% 12/31/38 (c)		46,240,000	16,600,160
7% 9/12/13		52,885,000	47,095,562
8.375% 12/20/03 (b)		16,900,000	7,943,000
11% 10/9/06 (b)		10,945,000	5,253,600
11% 12/4/05 (b)		10,960,000	5,260,800
11.75% 4/7/09 (b)		5,175,000	2,484,000
Gross Domestic Product Linked Security 12/15/35 (a)(f)		169,500,000	12,966,750
TOTAL ARGENTINA			126,706,631
Bahamas (Nassau) - 0.5%
Bahamian Republic 6.95% 11/20/29 (d)		15,550,000	15,550,000
Barbados - 0.2%
Barbados Government 7.25% 12/15/21 (d)		7,745,000	7,938,625
Belize - 0.2%
Belize Government 6% 2/20/29 (c)(d)		10,417,600	7,188,144
Bosnia & Herzegovina - 0.4%
Bosnia & Herzegovina Series A, 1.7913% 12/11/17 (e)	DEM	23,818,540	12,501,875
Government Obligations - continued
		Principal Amount (i)	Value
Brazil - 5.5%
Brazilian Federative Republic:
5.625% 1/7/41		$ 3,370,000	$ 3,172,855
5.875% 1/15/19		19,930,000	21,374,925
6% 9/15/13		3,850,000	3,994,375
7.125% 1/20/37		12,485,000	14,201,688
8% 1/15/18		6,831,111	7,958,244
8.25% 1/20/34		11,090,000	14,112,025
8.875% 4/15/24		11,150,000	14,718,000
10% 1/1/17	BRL	63,360,000	31,893,172
10.125% 5/15/27		14,965,000	21,923,725
11% 8/17/40		21,805,000	29,175,090
12.25% 3/6/30		8,440,000	14,685,600
12.75% 1/15/20		4,350,000	6,916,500
TOTAL BRAZIL			184,126,199
Cayman Islands - 0.5%
Cayman Island Government 5.95% 11/24/19 (d)		16,190,000	15,850,010
Colombia - 1.8%
Colombian Republic:
6.125% 1/18/41		7,685,000	7,358,388
7.375% 3/18/19		6,375,000	7,347,188
10.375% 1/28/33		16,250,000	23,318,750
11.75% 2/25/20		14,931,000	21,911,243
TOTAL COLOMBIA			59,935,569
Congo - 0.7%
Congo Republic 3% 6/30/29 (c)		37,558,250	21,595,994
Croatia - 0.7%
Croatia Republic 6.75% 11/5/19 (d)		20,310,000	22,234,169
Dominican Republic - 0.4%
Dominican Republic 9.04% 1/23/18 (d)		13,225,020	14,547,522
Ecuador - 0.4%
Ecuador Republic 9.375% 12/15/15 (d)		15,019,000	13,967,670
Egypt - 0.2%
Arab Republic of Egypt 9.8793% 8/3/10	EGP	44,075,000	7,744,184
El Salvador - 1.0%
El Salvador Republic:
7.375% 12/1/19 (d)		14,225,000	15,505,250
7.65% 6/15/35 (Reg. S)		6,740,000	7,093,850
Government Obligations - continued
		Principal Amount (i)	Value
El Salvador - continued
El Salvador Republic: - continued
7.75% 1/24/23 (Reg. S)		$ 5,830,000	$ 6,442,150
8.25% 4/10/32 (Reg. S)		2,585,000	2,856,425
TOTAL EL SALVADOR			31,897,675
Gabon - 0.9%
Gabonese Republic 8.2% 12/12/17 (d)		28,260,000	31,015,350
Georgia - 0.8%
Georgia Republic 7.5% 4/15/13		25,148,000	26,216,790
Ghana - 1.1%
Ghana Republic:
8.5% 10/4/17 (d)		28,650,000	31,658,250
14.99% 3/11/13	GHS	6,890,000	4,903,381
TOTAL GHANA			36,561,631
Hungary - 0.3%
Hungarian Republic 6.25% 1/29/20		7,835,000	8,305,100
Indonesia - 8.6%
Indonesian Republic:
5.875% 3/13/20 (d)		15,475,000	16,016,625
6.625% 2/17/37 (d)		2,665,000	2,718,300
6.75% 3/10/14 (Reg. S)		10,725,000	11,824,313
6.875% 3/9/17 (d)		10,950,000	12,181,875
6.875% 1/17/18 (d)		18,535,000	20,573,850
7.25% 4/20/15 (d)		9,960,000	11,279,700
7.5% 1/15/16 (d)		27,320,000	31,486,300
7.75% 1/17/38 (d)		11,595,000	13,421,213
8.5% 10/12/35 (d)		23,025,000	28,608,563
9.5% 6/15/15	IDR	401,994,000,000	46,280,167
10.375% 5/4/14 (d)		9,925,000	12,307,000
11.625% 3/4/19 (d)		19,455,000	27,917,925
12% 9/15/11	IDR	306,547,000,000	35,814,402
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (d)		13,040,000	15,191,600
TOTAL INDONESIA			285,621,833
Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		36,880,000	29,872,800
Government Obligations - continued
		Principal Amount (i)	Value
Ivory Coast - 1.7%
Ivory Coast:
FLIRB 5% 3/29/18 (Reg. S) (b)(e)		$ 55,785,000	$ 36,818,100
past due interest 3% 3/30/18 (Reg. S) (b)(e)		33,283,250	20,302,783
TOTAL IVORY COAST			57,120,883
Jamaica - 0.2%
Jamaican Government 8% 3/15/39		6,815,000	6,337,950
Lebanon - 1.8%
Lebanese Republic:
4% 12/31/17		23,272,000	22,282,940
9% 3/20/17		12,790,000	15,124,175
11.625% 5/11/16 (Reg. S)		16,865,000	21,798,013
TOTAL LEBANON			59,205,128
Lithuania - 1.3%
Lithuanian Republic:
6.75% 1/15/15 (d)		21,555,000	23,494,950
7.375% 2/11/20 (d)		19,370,000	21,113,300
TOTAL LITHUANIA			44,608,250
Mexico - 4.6%
United Mexican States:
5.125% 1/15/20		7,670,000	7,746,700
5.625% 1/15/17		41,194,000	44,077,580
8.5% 12/13/18	MXN	716,260,000	61,494,847
11.375% 9/15/16		8,350,000	11,731,750
11.5% 5/15/26		17,510,000	29,241,700
TOTAL MEXICO			154,292,577
Pakistan - 1.4%
Islamic Republic of Pakistan:
6.875% 6/1/17 (d)		36,880,000	34,298,400
7.125% 3/31/16 (d)		14,070,000	13,296,150
TOTAL PAKISTAN			47,594,550
Panama - 0.5%
Panamanian Republic 5.2% 1/30/20		15,610,000	15,703,660
Peru - 0.4%
Peruvian Republic 7.35% 7/21/25		12,205,000	14,188,313
Government Obligations - continued
		Principal Amount (i)	Value
Philippines - 1.9%
Philippine Republic:
6.375% 10/23/34		$ 19,185,000	$ 18,801,300
6.5% 1/20/20		26,820,000	28,866,366
10.625% 3/16/25		10,335,000	14,804,888
TOTAL PHILIPPINES			62,472,554
Poland - 0.7%
Polish Government 6.375% 7/15/19		19,760,000	21,656,960
Qatar - 0.9%
State of Qatar:
4% 1/20/15 (d)		22,300,000	22,523,000
6.4% 1/20/40 (d)		7,805,000	8,156,225
TOTAL QATAR			30,679,225
Romania - 0.3%
Romanian Republic:
6.5% 6/18/18	EUR	3,915,000	5,658,150
8.5% 5/8/12 (Reg. S)	EUR	3,915,000	5,816,790
TOTAL ROMANIA			11,474,940
Russia - 6.8%
Russian Federation:
7.5% 3/31/30 (Reg. S)		164,415,500	189,283,324
12.75% 6/24/28 (Reg. S)		22,017,000	39,025,133
TOTAL RUSSIA			228,308,457
Serbia - 0.7%
Republic of Serbia 6.75% 11/1/24 (d)		22,706,000	22,592,470
South Africa - 0.2%
South African Republic 5.5% 3/9/20		7,675,000	7,732,563
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (d)		14,245,000	14,814,800
8.25% 10/24/12 (d)		7,322,000	7,862,364
TOTAL SRI LANKA			22,677,164
Turkey - 4.9%
Turkish Republic:
6.75% 4/3/18		6,790,000	7,409,927
6.75% 5/30/40		15,495,000	15,262,575
6.875% 3/17/36		18,420,000	18,567,360
Government Obligations - continued
		Principal Amount (i)	Value
Turkey - continued
Turkish Republic: - continued
7% 9/26/16		$ 6,665,000	$ 7,406,815
7% 3/11/19		6,670,000	7,362,346
7% 6/5/20		6,765,000	7,529,445
7.25% 3/15/15		6,460,000	7,267,500
7.25% 3/5/38		8,885,000	9,320,365
7.375% 2/5/25		13,220,000	14,713,860
7.5% 7/14/17		10,170,000	11,588,715
7.5% 11/7/19		6,595,000	7,511,705
9.5% 1/15/14		12,030,000	14,345,775
11% 1/14/13		11,690,000	14,013,972
11.875% 1/15/30		13,600,000	21,709,680
TOTAL TURKEY			164,010,040
Ukraine - 0.9%
Ukraine Cabinet of Ministers:
6.58% 11/21/16 (d)		8,320,000	7,924,800
6.875% 3/4/11 (Reg. S)		6,220,000	6,243,325
Ukraine Government:
6.385% 6/26/12 (d)		3,945,000	3,915,413
6.75% 11/14/17 (d)		5,680,000	5,417,300
7.65% 6/11/13 (Reg. S)		7,890,000	7,988,625
TOTAL UKRAINE			31,489,463
United States of America - 3.7%
U.S. Treasury Bonds:
4.5% 8/15/39		23,415,000	22,613,762
4.625% 2/15/40		104,005,000	102,509,928
TOTAL UNITED STATES OF AMERICA			125,123,690
Uruguay - 0.5%
Uruguay Republic 8% 11/18/22		15,320,000	18,230,800
Venezuela - 5.8%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		171,700	4,635,900
1.2489% 4/20/11 (Reg. S) (e)		26,439,000	24,654,368
5.375% 8/7/10 (Reg. S)		7,885,000	7,845,575
5.75% 2/26/16 (Reg S.)		19,625,000	14,277,188
7% 3/31/38		6,820,000	4,040,850
7.75% 10/13/19 (Reg. S)		42,010,000	30,037,150
8.5% 10/8/14		14,785,000	12,899,913
9.25% 9/15/27		33,385,000	26,123,763
Government Obligations - continued
		Principal Amount (i)	Value
Venezuela - continued
Venezuelan Republic: - continued
9.25% 5/7/28 (Reg. S)		$ 13,130,000	$ 9,670,245
9.375% 1/13/34		11,545,000	8,485,575
10.75% 9/19/13		37,475,000	36,538,125
13.625% 8/15/18		15,533,000	15,649,498
TOTAL VENEZUELA			194,858,150
Vietnam - 0.7%
Vietnamese Socialist Republic:
6.75% 1/29/20 (d)		15,510,000	15,820,200
6.875% 1/15/16 (d)		6,460,000	6,879,900
TOTAL VIETNAM			22,700,100
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,111,900,718)			2,322,435,658
Supranational Obligations - 0.7%

Central American Bank 5.375% 9/24/14 (d)		10,960,000	11,466,900
Corporacion Andina de Fomento 8.125% 6/4/19		6,670,000	7,949,306
Eurasian Development Bank 7.375% 9/29/14 (d)		4,825,000	5,174,813
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $22,443,328)			24,591,019
Preferred Securities - 1.1%

Brazil - 0.8%
Globo Comunicacoes e Participacoes SA 9.375%	22,755,000	23,510,983
Net Servicos de Comunicacao SA 9.25% (d)	2,810,000	2,868,489
TOTAL BRAZIL		26,379,472
United States of America - 0.3%
Pemex Project Funding Master Trust 7.75%	10,664,000	10,670,737
TOTAL PREFERRED SECURITIES (Cost $36,814,339)		37,050,209
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (g) (Cost $26,261,523)	26,261,523	$ 26,261,523
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $3,044,770,587)		3,297,093,868
NET OTHER ASSETS - 1.4%		45,207,192
NET ASSETS - 100%		$ 3,342,301,060
Currency Abbreviations
BRL	-	Brazilian real
DEM	-	German deutsche mark
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GHS	-	Ghana cedi
IDR	-	Indonesian rupiah
MXN	-	Mexican peso
Security Type Abbreviations
FLIRB - Front Loaded Interest Reduction Bond
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,172,165,240 or 35.1% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentine GDP, subject to certain conditions.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Quantity represents share amount.
(i) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,625
Fidelity Securities Lending Cash Central Fund	2,621
Total	$ 46,246
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 886,755,459	$ -	$ 886,755,459	$ -
Government Obligations	2,322,435,658	-	2,322,435,658	-
Supranational Obligations	24,591,019	-	24,591,019	-
Preferred Securities	37,050,209	-	37,050,209	-
Money Market Funds	26,261,523	26,261,523	-	-
Total Investments in Securities:	$ 3,297,093,868	$ 26,261,523	$ 3,270,832,345	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 4,550,050
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(4,550,050)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $3,031,442,783. Net unrealized appreciation aggregated $265,651,085, of which $295,428,939 related to appreciated investment securities and $29,777,854 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010